Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 85,750	$ 513,471	$ (597,547)	$ 1,674
Balance, Shares at Dec. 31, 2018	8,575,000
Net loss for the year			(41,452)	(41,452)
Balance at Dec. 31, 2019	$ 85,750	513,471	(638,999)	(39,778)
Balance, Shares at Dec. 31, 2019	8,575,000
Net loss for the year			(28,701)	(28,701)
Balance at Dec. 31, 2020	$ 85,750	$ 513,471	$ (667,700)	$ (68,479)
Balance, Shares at Dec. 31, 2020	8,575,000